Loans And Leases (Nonaccrual Loans As Troubled Debt Restructuring) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Modifications [Line Items]
Total nonaccrual and nonperforming loans	$ 695	$ 2,439
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Total nonaccrual and nonperforming loans	190	85
Nonaccrual TDRs, Total	$ 190	$ 85